THE BJURMAN, BARRY FUNDS


                       STATEMENT OF ADDITIONAL INFORMATION

                       BJURMAN, BARRY ALL CAP GROWTH FUND
                      BJURMAN, BARRY MICRO-CAP GROWTH FUND
                      BJURMAN, BARRY SMALL CAP GROWTH FUND

                                 AUGUST 1, 2003
                          (REVISED SEPTEMBER 22, 2003)

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This  Statement  of  Additional  Information  dated  August  1,  2003  is  not a prospectus but should be read in conjunction with the Prospectus of The Bjurman, Barry Funds dated August 1, 2003. The Prospectus may be amended or supplemented from time to time. No investment in shares of either Fund should be made without first reading the Prospectus. This Statement of Additional Information is
intended  to  provide  additional   information  regarding  the  activities  and
operations of the Funds. A copy of the Prospectus may be obtained without charge from IFS Fund Distributors, Inc., referred to as the Distributor, or Bjurman, Barry & Associates, referred to as the Adviser, at the address and telephone numbers below.


Distributor:                            Adviser:
IFS Fund Distributors, Inc.             Bjurman, Barry & Associates
221 East Fourth Street, Suite 300       10100 Santa Monica Boulevard, Suite 1200
Cincinnati, OH  45202                   Los Angeles, CA 90067-4103
(800) 227-7264                          (310) 553-6577


      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION OR IN THE PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON
 AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THE PROSPECTUS DOES
          NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY THE DISTRIBUTOR
      IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

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                                TABLE OF CONTENTS

                                                                            PAGE
The Trust......................................................................3

Investment Policies and Techniques
   Bankers' Acceptances........................................................4
   Certificates of Deposits....................................................4
   Equity Securities...........................................................4
   Foreign Securities..........................................................5
   Time Deposits...............................................................5
   Borrowing...................................................................5
   Loans of Portfolio Securities...............................................5
   Illiquid Securities.........................................................6
   Repurchase Agreements ......................................................6
   Futures.....................................................................7
   Other Investments...........................................................7

Investment Restrictions........................................................7

Investment Advisory and Other Services
   Investment Adviser .........................................................9
   Investment Advisory Agreement...............................................9
   Administrator, Transfer Agent and Fund Accountant .........................10
   Distributor ...............................................................11

Trustees and Officers.........................................................12
   Compensation Table.........................................................14

Principal Shareholders........................................................15

Net Asset Value...............................................................16

Taxes.........................................................................16
   Federal Income Tax.........................................................17

Portfolio Transactions and Brokerage Commissions..............................18
   Code of Ethics.............................................................20
   Proxy Voting Policies......................................................20

Performance Information
   In General.................................................................20
   Total Return Calculation...................................................20
   Performance and Advertisements ............................................21

Other Information.............................................................22
   Purchase and Redemption Orders.............................................22
   Limitations on Trustees' Liability.........................................22
   Independent Accountants....................................................22
   Reports to Shareholders....................................................22

Financial Statements..........................................................23

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                                    THE TRUST

The Bjurman, Barry Family of Funds, referred to as the Trust, is a diversified open-end management investment company organized as a business trust under the laws of the State of Delaware pursuant to a Trust Instrument dated September 26, 1996, as amended February 11, 1997. The Trust is organized as an open-end, management company which currently offers three series of shares called the Bjurman, Barry All Cap Growth Fund, the Bjurman, Barry Micro-Cap Growth Fund and the Bjurman, Barry Small Cap Growth Fund, referred to individually as a Fund and collectively as the Funds. Each share of a Fund represents an undivided proportionate interest in that Fund.

Each Fund has its own investment objective and policies. If there is a change in a Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. Unless otherwise indicated, all investment practices and limitations of each Fund are nonfundamental policies which may be changed by the Board of Trustees without shareholder approval.

Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interest in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to a Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Generally, the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his express consent.

Shares of the Funds have equal voting rights and liquidation rights, and are voted in the aggregate and not by series except in matters where a separate vote is required by the Investment Company Act of 1940, as amended the 1940 Act, or when the matter affects only the interest of a particular series. The Trust may add additional classes of shares without shareholder approval. All accounts will be maintained in book entry form and no share certificates will be issued. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

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                       INVESTMENT POLICIES AND TECHNIQUES

The following supplements the information contained in the Funds' Prospectus regarding the permitted investments and risk factors and the investment objective and policies of the Funds.

BANKERS' ACCEPTANCES
Negotiable bills of exchange or time drafts drawn on and accepted by a commercial bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' Acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchanges. Bankers' Acceptances generally mature within six months.

CERTIFICATES OF DEPOSIT
A negotiable interest-bearing instrument with a specific maturity date. Certificates of deposit are issued by U.S. commercial banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit generally carry penalties for early withdrawal.

EQUITY SECURITIES
Equity securities in which the Funds may invest include common stocks, preferred stocks, warrants for the purchase of common stock, debt securities convertible into or exchangeable for common or preferred stock and sponsored or unsponsored American Depository Receipts ("ADRs").

     A WARRANT is a security that gives the holder the right, but not the obligation, to subscribe for newly created securities of the issuer or a related company at a fixed price either at a certain date or during a set period.

     COMMON STOCK is defined as shares of a corporation that entitle the holder to a pro rata share of the profits of the corporation, if any, without a preference over any other shareholder or class of shareholders, including holders of the corporation's preferred stock and other senior equity. Common stock usually carries with it the right to vote, and frequently, an exclusive right to do so. Holders of common stock also have the right to participate in the remaining assets of the corporation after all other claims, including those of debt securities and preferred stock, are paid.

     Generally, PREFERRED STOCK receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the issuer of the stock is liquidated. Unlike common stock, preferred stock does not usually have voting rights; preferred stock, in some instances, is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the issuer's Board of Directors.

     Dividends on preferred stock typically are cumulative, causing dividends to accrue even if not declared by the Board of Directors. There is, however, no assurance that dividends will be declared by the Board of Directors of issuers of the preferred stocks in which a Fund invests.

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FOREIGN SECURITIES
Each Fund may invest in securities of foreign issuers through sponsored and unsponsored ADRs. ADRs are dollar-denominated securities which are listed and traded in the United States, but which represent the right to receive securities of foreign issuers deposited in a domestic or correspondent bank. ADRs are receipts which evidence ownership of underlying securities issued by a foreign corporation. Unsponsored ADRs differ from sponsored ADRs in that the establishment of unsponsored ADRs is not approved by the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current or reliable as the information for sponsored ADRs, and the price of unsponsored ADRs may be more volatile.

Investments in foreign securities involve special risks, costs and opportunities which are in addition to those inherent in domestic investments. Political, economic or social instability of the issuer or the country of issue, the possibility of expropriation or confiscatory taxation, limitations on the removal of assets or diplomatic developments, and the possibility of adverse changes in investment or exchange control regulations are among the inherent risks. Securities of some foreign companies are less liquid, more volatile and more difficult to value than securities of comparable U.S. companies. Foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about such companies. Moreover, foreign companies are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Currency fluctuations may affect the net asset value of a Fund by affecting the performance of the ADRs' underlying investments in foreign issuers. Dividends and interest payable on a Fund's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. federal income tax law, such taxes may reduce the net return to shareholders. Because of these and other factors, the value of ADRs acquired by a Fund may be subject to greater fluctuation than the value of securities of domestic companies.

TIME DEPOSITS
A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits in excess of seven days with a withdrawal penalty are considered to be illiquid securities. Each Fund will not invest more than 15% of its net assets in illiquid securities, including time deposits.

BORROWING
Each Fund may borrow as a temporary measure for extraordinary purposes or to facilitate redemptions. Each Fund intends to limit such borrowings to no more than 5% of its net assets.

LOANS OF PORTFOLIO SECURITIES
Each Fund may lend portfolio securities to broker-dealers and financial institutions provided that (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities and (4) the aggregate market value of securities loaned by the Fund will not at any time exceed 33% of the total assets of the Fund. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of

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rights in the collateral should the borrower of the securities fail financially.
However, loans will be made only to borrowers deemed by the Adviser to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks.

Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral. Therefore, the Funds will only enter into portfolio loans after a review by the Adviser, under the supervision of the Board of Trustees, including a review of the creditworthiness of the borrower. Such reviews will be monitored on an ongoing basis.

ILLIQUID SECURITIES
The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Adviser pursuant to guidelines reviewed by the Board of Trustees. The Funds' policy is to limit each Fund's investment in illiquid securities to a maximum of 15% of its net assets at the time of purchase. The Securities and Exchange Commission, referred to as the SEC, has adopted Rule 144A under the Securities Act of 1933, as amended the Securities Act, which permits a Fund to sell restricted securities to qualified institutional buyers without limitation. Each Fund may invest in securities that are exempt from the registration requirements of the Securities Act pursuant to SEC Rule 144A. Those securities purchased pursuant to Rule 144A are traded among qualified institutional buyers, and are subject to a Fund's limitation on illiquid investment. The Adviser, pursuant to procedures adopted by the Trustees of the Trust, will make a determination as to the liquidity of each restricted security purchased by a Fund. If a restricted security is determined to be "liquid," such security will not be included within the category "illiquid securities." The Adviser will monitor the liquidity of securities held by the Funds, and report periodically on such determinations to the Board of Trustees.

Investing in securities under Rule 144A could have the effect of increasing the level of each Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Each Fund will limit its investments in illiquid securities including securities of issuers which the Funds are restricted from selling to the public without registration under the Securities Act to no more than 15% of its net assets (excluding restricted securities eligible for resale pursuant to Rule 144A that have been determined to be liquid by the Trust's Board of Trustees).

REPURCHASE AGREEMENTS
Each Fund may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to the seller, secured by the securities transferred to that Fund. In accordance with requirements under the 1940 Act, repurchase agreements will be fully collateralized by securities in which a Fund may directly invest. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in recovering its cash. To the extent that, in the meantime, the value of the security purchased has decreased, a Fund could experience a loss. No more than 15% of each Fund's net assets will be invested in illiquid securities, including repurchase agreements that have a maturity of longer than seven days. The financial institutions with whom the Funds may enter into repurchase agreements are banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of

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New York's  list of  reporting  dealers  and banks,  if such banks and  non-bank dealers are deemed creditworthy by the Adviser. The Adviser will continue to monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price. The Funds will only enter into a repurchase agreement where the market value of the underlying security, including accrued interest, will at all times be equal to or exceed the value of the repurchase agreement.

FUTURES
Each Fund may buy and sell futures contracts to manage its exposure to changes in securities prices, as an efficient means of adjusting its overall exposure to certain markets, in an effort to enhance income, and to protect the value of portfolio securities. The Funds will not use futures contracts to leverage their assets. Futures contracts deposits may not exceed 5% of each Fund's assets (determined at the time of the transaction) and each Fund's total investment in futures contracts may not exceed 20% of each Fund's total assets.

OTHER INVESTMENTS
Subject to prior disclosure to shareholders, the Board of Trustees may, in the future, authorize the Funds to invest in securities other than those listed here and in the prospectus, provided that such investment would be consistent with the applicable Fund's investment objectives, and that it would not violate any fundamental investment policies or restrictions applicable to the Fund.

                             INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental restrictions and may not be changed without the approval of a majority of the outstanding voting shares, as defined in the 1940 Act, of the Funds. Unless otherwise indicated, all percentage limitations listed below apply at the time of the transaction only. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund's total assets will not be considered a violation.

The Adviser will use "FactSet" computer software to categorize the industries in which the Funds invest ("FactSet Codes"). The FactSet Codes that are assigned may or may not correspond to the Standard Industry Codes ("SIC Codes"); however, the Adviser feels that the differences are not substantial enough to effect the percentage of asset restrictions above. In most cases the SIC Codes will match the FactSet Codes. Except as set forth in the Prospectus, the Funds may not:

     1. Purchase securities of any one issuer if, as a result of the purchase, more than 5% of a Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 15% of a Fund's total assets may be invested without regard to this limitation, and except that this limit does not apply to securities issued or guaranteed by the U.S. government, its agencies and
          instrumentalities   or  to  securities   issued  by  other  investment
          companies;

     2. Purchase any security if, as a result of the purchase, 15% or more of a Fund's total assets would be invested in securities of issuers having their principal business activities in the same

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          industry,  except that this  limitation  does not apply to  securities
          issued  or  guaranteed  by  the  U.S.  government,   its  agencies  or
          instrumentalities;

     3. Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of one-third of a Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that a Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes. A Fund will not purchase securities when borrowings exceed 5% of its total assets;

     4. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to one-third of the value of a Fund's net assets but only to secure borrowing for temporary or emergency purposes, such as to effect redemptions;

     5. Make loans, except through loans of securities or through repurchase agreements, provided that, for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interest therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

     6. Engage in the business of underwriting the securities of others, except to the extent that a Fund might be considered an underwriter under the Federal securities laws in connection with its disposition of securities; or

     7. Purchase or sell real estate, except that investments in securities of issuers that invest in real estate or other instruments supported by interests in real estate are not subject to this limitation, and except that a Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

The following investment limitations are not fundamental and may be changed without shareholder approval. The Funds do not currently intend to:

     (i) Engage in uncovered short sales of securities or maintain a short position;

     (ii) Purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;

     (iii) Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder;

     (iv) Invest in companies for the purpose of exercising control or management;

     (v) Invest in oil, gas or mineral exploration or development programs or leases, except that direct investment in securities of issuers that invest in such programs or leases and investments in asset-backed securities supported by receivables generated by such programs or leases are not subject to this prohibition; and (vi) Invest in commodities or commodity contracts, except that the Funds may invest in futures contracts.

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     (vii) Invest more than 5% of their net assets in warrants, including within that amount no more than 2% in warrants which are not listed on the New York or American Stock exchanges, except warrants acquired as a result of its holdings of common stocks.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER
Bjurman, Barry & Associates serves as the Funds' investment adviser and is an investment adviser registered as such under the Investment Advisers Act of 1940, as amended. The Adviser was founded in 1970 and is wholly owned by senior associates. G. Andrew Bjurman and O. Thomas Barry, III own 66 2/3% and 33 1/3%, respectively, of the Adviser and as a result may be deemed to be "control persons" of the Adviser.

INVESTMENT ADVISORY AGREEMENT
The Funds and the Adviser have entered into investment advisory agreements for an initial two-year period, referred to as the Investment Advisory Agreements. The Investment Advisory Agreements provide that the Adviser shall furnish advice to the Funds with respect to their investments and shall determine what securities shall be purchased or sold by each Fund.

The Investment Advisory Agreements provide that the Adviser shall not be protected against any liability to the Funds or their shareholders by reason of the Adviser's willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The continuance of each Investment Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the applicable Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or "interested persons," as that term is defined in the 1940 Act, of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Investment Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust, or by a majority of the outstanding shares of the applicable Fund on 60 days' written notice to the Adviser.

For providing investment advisory services, each Fund pays the Adviser a monthly fee of one twelfth of 1.00% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive its fees and reimburse Fund expenses to the extent necessary to maintain the total operating expenses, inclusive of distribution expenses, of the Bjurman, Barry Micro-Cap Growth Fund and the Bjurman, Barry Small Cap Growth Fund at or below 1.80% of each Fund's average daily net assets and of the Bjurman, Barry All Cap Growth Fund at or below 2.00% of its average daily net assets. Any fees withheld or voluntarily reduced and any Fund expense absorbed by the Adviser voluntarily or pursuant to an agreed upon expense cap which are a Fund's obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years, if the aggregate amount paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund

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expenses.  The Adviser is permitted to be reimbursed only for fee reductions and expenses payments made in the previous three fiscal years, except that it is permitted to look back up to five years and four years, respectively, during the initial six years and seventh year of a Fund's operations. Any potential management fee reimbursement will be disclosed in the footnotes to the Funds' financial statements. At such time as it appears probable that a Fund is able to effect such reimbursement, and such reimbursement is requested by the Adviser and approved by the Board of Trustees, the amount of reimbursement that a Fund is able to effect will be accrued as an expense of that Fund for that current period. For the year ended March 31, 2003, the Bjurman, Barry Micro-Cap Growth Fund reimbursed the Adviser $246,755 for advisory fees and expenses waived in prior years.

For the fiscal year ended March 31, 2003, the Bjurman, Barry All Cap Growth Fund accrued advisory fees of $103,781; however, in order to reduce the Fund's operating expenses, the Adviser waived its entire advisory fee and reimbursed the Fund $5,659 of expenses. For the period ended March 31, 2002, the Adviser waived $98,848 of its investment advisory fees of the Bjurman, Barry All Cap
Growth Fund. For the fiscal year ended March 31, 2001 the Bjurman, Barry Micro-Cap Growth Fund accrued advisory fees of $829,225 of which $16,691 were waived in order to reduce the Fund's operating expenses. For the fiscal years ended March 31, 2002 and 2003, the Bjurman, Barry Micro-Cap Growth Fund accrued advisory fees of $2,767,801 and $3,347,312, respectively.

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
The Trust has retained Integrated Fund Services, Inc., referred to as Integrated, as the Funds' Transfer Agent, Administrator and Fund Accountant. Pursuant to a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, Integrated maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Integrated receives from each Fund for its services as transfer agent a fee based on the number of shareholder accounts, subject to a monthly minimum.

Pursuant to an Accounting Services Agreement, Integrated also provides accounting and pricing services to the Funds. For calculating each Fund's daily net asset value, or NAV, per share and maintaining such books and records as are necessary to enable Integrated to perform its duties, each Fund pays Integrated a fee based on its average daily net assets.

In addition, Integrated is retained to provide administrative services to the Funds pursuant to an Administration Agreement. In this capacity, Integrated supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. Integrated supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the SEC and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these administrative services, each Fund pays Integrated a fee based on its average daily net assets. For the fiscal years ended March 31, 2001, 2002 and 2003, Integrated received $100,860, $318,161 and $377,487, respectively, as compensation for services performed as administrator for the Bjurman, Barry Funds.

DISTRIBUTOR
IFS Fund  Distributors,  Inc.,  referred to as the Distributor,  221 East Fourth
Street, Suite 300, Cincinnati, Ohio 45202, serves as principal underwriter for the Funds pursuant to an Underwriting Agreement. Shares are sold on a continuous basis by the Distributor. The Distributor has agreed to use its best efforts to solicit orders for the sale of Trust shares, but it is not obliged to sell any particular amount of shares. The Distributor is an affiliate of Integrated by reason of common ownership. Tina H. Bloom and Scott A. Englehart are officers of the Trust and the Distributor.

The Underwriting Agreement continues in effect for an initial two year term and will continue from year to year only if such continuance is approved at least annually (i) by the Board of Trustees or a vote of a majority of the outstanding shares, and (ii) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

The Underwriting Agreement may be terminated by the Trust at any time, without the payment of any penalty, by vote of a majority of the entire Board of Trustees of the Trust or by vote of a majority of the outstanding shares of the Trust on 60 days' written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days' written notice to the Trust. The Underwriting Agreement will automatically terminate in the event of its assignment.

Shares of the Funds are subject to a distribution plan, the Distribution Plan, pursuant to Rule 12b-1 under the 1940 Act. As provided in the Distribution Plan, each Fund will pay an annual fee of 0.25% of its average daily net assets to reimburse expenses incurred in distributing and promoting sales of the Funds, such as expenses associated with maintaining personnel who distribute shares or render shareholder support services, expenses associated with implementing promotional activities, printing and mailing prospectuses and sales literature to prospective shareholders and expenses associated with obtaining information, analysis and reports needed for marketing and advertising promotions. From these amounts, the Distributor or the Fund may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment counselors and broker-dealers who assist in the distribution of shares of the Funds or provide services to the Funds' shareholders pursuant to service agreements with the Funds. The Funds intend to operate the Distribution Plan in accordance with its terms and the Conduct Rules of the National Association of Securities Dealers, Inc. concerning sales charges.

The Distribution Plan will continue in effect from year to year, provided that its continuance is approved at least annually by a vote of the Board of Trustees, including the Trustees who are not "interested persons" of the Trust and have no direct or indirect financial interest in the operation of the Distribution Plan, cast in person at a meeting called for the purpose of voting on such continuance. The Distribution Plan may be terminated at any time, without penalty, by vote of those Trustees that are not interested persons of the Trust or by vote of the holders of a majority of the outstanding shares of a Fund on not more than 60 days' written notice and shall terminate automatically in the event of its assignment. The Plan may not be amended to increase materially the amounts to be spent for the services described herein without approval by the shareholders of the Funds, and all material amendments are required to be approved by the Board of Trustees. Pursuant to the Plan, the Board of Trustees will review at least quarterly a written report of the distribution expenses incurred on behalf of the Funds. The report will include an itemization of the distribution expenses and the purpose of such expenditures. For the fiscal year ended March

31, 2003, the Bjurman, Barry Micro-Cap Growth Fund incurred $836,845 of distribution-related expenses pursuant to the Distribution Plan and the Bjurman, Barry All Cap Fund incurred $25,945 of distribution-related expenses, which amount was spent primarily as compensation to dealers. No interested person of the Funds or interested Trustee had a direct or indirect financial interest in the operation of the Distribution Plan.

                              TRUSTEES AND OFFICERS

The Trust has a Board of Trustees that establishes the Funds' policies and supervises and reviews the management of the Funds. The day-to-day operations of the Funds are administered by the officers of the Trust and by the Adviser. The Trustees review, among other things, the various services provided by the Adviser to ensure that the Funds' general investment policies and programs are followed and that administrative services are provided to the Funds in a satisfactory manner.

The Trustees and executive officers of the Funds and their principal occupations for the last five years are set forth below. Each Trustee who is an "interested person," as that term is defined in the 1940 Act, of the Trust is indicated by an asterisk.

G. Andrew Bjurman and O. Thomas Barry III share the office of the presidency of the Trust. They are jointly vested in full executive authority under the Trust's Bylaws.

                                                                                Number of      Other
                                 Current Position(s)                            Portfolios in  Directorships
                                 with Trust, Term of                            Fund Complex   Held by Trustee
                                 Office and Length     Principal Occupation(s)  Overseen by    Outside the Fund
Name/Address/Age                 of Time Served        During Last 5 yrs        Trustee        Complex
---------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES*:
G. Andrew Bjurman                Co-President;         President, Chief             3              N/A
Bjurman, Barry & Associates      Trustee               Executive Officer,
10100 Santa Monica Boulevard     (1997-Present)        Bjurman, Barry &
Suite 1200                                             Associates
Los Angeles, CA 90067                                  (1978-Present)
Age: 55

O. Thomas Barry III              Co-President;         Senior Executive             3              N/A
Bjurman, Barry & Associates,     Trustee               Vice President,
10100 Santa Monica Boulevard     (1997-Present)        Chief Investment
Suite 1200                                             Officer, Bjurman,
Los Angeles, CA 90067                                  Barry & Associates
Age: 57                                                (1985-Present)

*"Interested Person", as defined by the 1940 Act, of the Trust because of their affiliation with Bjurman, Barry & Associates, the Trust's investment adviser.

DISINTERESTED TRUSTEES:
Joseph E. Maiolo+                Trustee;              Principal, INCO              3              N/A
INCO Commercial Brokerage        Audit Committee       Commercial
14700 Firestone Boulevard        Member                Brokerage
La Mirada, CA 90638              (1997-Present)        (1995-Present)
Age: 65

                                       12

Mark K. Mason+                   Trustee; Chairman     Operational and              3              N/A
1832 Las Palmas Drive            of Audit Committee    Financial Consultant
San Marino, CA                   (4/1/03-Present)      (2002-Present); President
Age: 44                                                and CEO of Fidelity
                                                       Federal Bank (1998-2002);
                                                       and EVP and CFO of First
                                                       Alliance Corporation (a
                                                       mortgage company)
                                                       (1995-1998).

William Wallace+                 Trustee;              Vice President,              3              N/A
Wallace Properties               Audit Committee       Wallace Properties
5288 South Franklin Circle       Member                (1990-Present)
Greenwood Village, CO 80121
Age: 56

+ Member of Audit Committee. The Audit Committee is the only standing committee of the Board of Trustees. The Audit Committee's function is to oversee the Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; to oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; and to act as a liaison between the Trust's independent auditors and the full Board of Trustees. The Audit Committee held two regularly scheduled meetings during the fiscal year ended March 31, 2003.

OFFICERS OF THE TRUST:
Scott A. Englehart               Treasurer             President, Integrated          N/A          N/A
Integrated Fund Services, Inc.   (2002-Present)        Fund Services, Inc. and
221 East Fourth Street                                 IFS Fund Distributors;
Cincinnati, OH 45202                                   Director, Transfer Agency
Age: 40                                                and Mutual Fund Distribution
                                                       for Advisory Services
                                                       (1998-2000); Vice President,
                                                       Client Services for BISYS
                                                       Fund Services (1990-1998).

Tina H. Bloom                    Secretary             Vice President and Managing    N/A          N/A
Integrated Fund Services, Inc.   (1999-Present)        Attorney of Integrated Fund
221 East Fourth Street                                 Services, Inc. and IFS Fund
Cincinnati, OH 45202                                   Distributors, Inc. (a registered-
Age: 34                                                broker-dealer).

COMPENSATION OF TRUSTEES

     The following table sets forth information regarding compensation of the Trustees by the Trust, for the fiscal year ended March 31, 2003. Trustees who are interested persons of the Trust do not receive any compensation from the Trust. Each of the other Trustees is paid an annual retainer of $4,500 and a fee of $1,250 per meeting of the Board of Trustees and $500 for each Audit Committee meeting, and is reimbursed for the expenses of attendance of such meetings. The Chairman of the Audit Committee is paid an additional fee of $5,000 per year.

                               COMPENSATION TABLE
                        FISCAL YEAR ENDED MARCH 31, 2003

                                                       AGGREGATE COMPENSATION
NAME OF PERSON, POSITION                                   FROM REGISTRANT
================================================================================

G. Andrew Bjurman(1), Trustee and Co-President                   $0
O. Thomas Barry III(1), Trustee and Co-President                 $0
Donald W. Hudson(3), Trustee                                   $7,500
Joseph E. Maiolo(2), Trustee,                                  $7,500
William Wallace(2), Trustee                                    $7,500
Mark K. Mason(2)(4) Trustee                                       $0
_____________________
(1)"Interested person," as defined in the 1940 Act, of the Trust because of their affiliation with Bjurman, Barry & Associates, the Trust's investment adviser.
(2)  Member of Audit Committee.
(3)  Mr. Hudson resigned from the Board of Trustees effective April 1, 2003.
(4)  Mr. Mason was elected to the Board of Trustees effective April 1, 2003.

TRUSTEES' OWNERSHIP OF TRUST SHARES (AS OF DECEMBER 31, 2002)

                              DOLLAR RANGE OF          DOLLAR RANGE OF         DOLLAR RANGE OF
                              EQUITY SECURITIES IN     EQUITY SECURITIES IN    EQUITY SECURITIES IN
                              THE BJURMAN, BARRY       THE BJURMAN, BARRY      THE BJURMAN, BARRY
NAME OF TRUSTEE               MICRO-CAP GROWTH FUND    ALL CAP GROWTH FUND     SMALL CAP GROWTH FUND(1)
=======================================================================================================
DISINTERESTED TRUSTEES
     Donald J. Hudson(2)      $1 - $10,000             None                    None
     Joseph E. Maiolo         $50,000 - $100,000       $10,001 - $50,000       None
     Mark K. Mason(3)         None                     None                    None
     William Wallace          Over $100,000            $10,001 - $50,000       None
INTERESTED TRUSTEES
     G. Andrew Bjurman        Over $100,000            $10,001 - $50,000       None
     O. Thomas Barry III      Over $100,000            Over $100,000           None

(1)  The Bjurman,  Barry Small Cap Growth Fund  commenced  operations on May 12,
     2003.
(2)  Mr. Hudson resigned from the Board of Trustees effective April 1, 2003.
(3)  Mr. Mason was elected to the Board of Trustees effective April 1, 2003.

                             PRINCIPAL SHAREHOLDERS

BJURMAN, BARRY MICRO-CAP GROWTH FUND

As of July 3, 2003, the Trustees and officers, as a group, beneficially owned less than 1.00% of the Fund.

As of July 3, 2003, the following persons owned of record or beneficially more than 5% of the outstanding voting shares of the Fund:

NAME & ADDRESS                                              PERCENTAGE
--------------                                              ----------

Charles Schwab & Co., Inc. *1                               48.42%
FBO Customers
San Francisco, CA

National Financial Services Corp.2                          19.28%
FBO Customers
New York, NY

National Investor Services Corp.3                           5.39%
FEBO Exclusive Customers
New York, NY

BJURMAN, BARRY ALL CAP GROWTH FUND

As of July 3, 2003, the Trustees and officers, as a group, beneficially owned less than 1% of the Fund.

As of July 3, 2003, the following persons of record or beneficially owned more than 5% of the outstanding voting shares of the Fund:

NAME & ADDRESS                                              PERCENTAGE
--------------                                              ----------

Charles Schwab & Co., Inc. 1                                24.79%
FBO Customers
San Francisco, CA

Estate of                                                   16.93%
George E. Batchelor
Boca Raton, FL

National Financial Services Corp.2                          11.70%
FBO Customers
New York, NY

BJURMAN, BARRY SMALL CAP GROWTH FUND

As of July 3, 2003, the Trustees and officers, as a group, beneficially owned less than 1% of the Fund.

As of July 3, 2003, the following persons of record or beneficially owned more than 5% of the outstanding voting shares of the Fund:

NAME & ADDRESS                                              PERCENTAGE
--------------                                              ----------

Charles Schwab & Co., Inc. *1                               20.47%
FBO Customers
San Francisco, CA

National Investor Services Corp.3                           13.19%
FEBO Exclusive Customers
New York, NY

National Financial Services Corp.2                          11.10%
FBO Customers
New York, NY

E Trade Clearing LLC                                        7.96%
FBO Greg Severin
West Sacramento, CA

Susan Rade                                                  5.07%
Huntingdon Valley, PA

* Person deemed to control the Fund within the meaning of the 1940 Act.

1 Charles Schwab & Co., Inc. is a discount broker-dealer acting as a nominee for registered investment advisers whose clients have purchased shares of the Fund and also holds shares for the benefit of its clients.

2 National Financial Service Corp. is a broker-dealer holding shares for the benefit of its clients.

3 National Investor Services Corp. is a broker-dealer holding shares for the benefit of its clients.

                                 NET ASSET VALUE

The net asset value per share is computed by dividing the value of the assets of a Fund, less its liabilities, by the number of shares outstanding.

Portfolio securities are valued and net asset value per share is determined as of the close of regular trading on the New York Stock Exchange, referred to as NYSE, which currently is 4:00 p.m., Eastern time, on each day the NYSE is open for trading. The NYSE is open for trading every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King Jr. Day,
Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Additionally, if any of the aforementioned holidays fall on a Saturday, the NYSE will not be open for trading on the preceding Friday and when such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

                                      TAXES

The following is only a summary of certain federal tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.

Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Funds, including the possibility that distributions may be subject to a 28% U.S. withholding tax.

FEDERAL INCOME TAX
The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended the Code, court decisions and published administrative materials from the Internal Revenue Service and as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Fund intends to qualify as a "regulated investment company," referred to as a RIC, as defined under Subchapter M of the Code. By doing so, the Funds expect to eliminate or reduce to a nominal amount the federal income taxes to which they may be subject. In order to qualify for treatment as a RIC under the Code, a Fund generally must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain), referred to as the Distribution Requirement, and must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer or of two or more issuers which a Fund controls and which are engaged in the same, similar or related trades or businesses. Notwithstanding the Distribution Requirement described above, which requires only that a Fund distributes at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), a Fund will be subject to a nondeductible 4% federal excise tax to the extent that it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts. The Funds intend to make sufficient distributions of their ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for federal excise tax.

In the case of corporate shareholders, distributions from a Fund may qualify for the corporate dividends-received deduction to the extent the applicable Fund designates the amount distributed as a qualifying dividend. Availability of the dividends-received deduction is subject to certain holding period and debt-financing limitations.

Distributions of net capital gains (i.e, the excess of net long-term capital gains over net short-term capital losses) by the Funds are taxable to the recipient shareholders as a long-term capital gain, without regard to the length of time a shareholder has held Fund shares. Capital gain distributions are not eligible for the dividends-received deduction referred to in the preceding paragraph.

Any gain or loss recognized on a sale, redemption or exchange of shares of a Fund by a non-exempt shareholder who is not a dealer in securities generally will be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise generally will be treated as a short-term capital gain or loss. If shares of a Fund on which a net capital gain distribution has been received are subsequently sold, redeemed or exchanged and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distribution received with respect to such shares.

In certain cases, the Funds will be required to withhold, and remit to the U.S. Treasury, 30% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service or (3) has not certified to the Funds that such shareholder is not subject to backup withholding.

If a Fund fails to qualify as a RIC for any taxable year, it will be subject to tax on its taxable income at regular corporate rates. In such an event, distributions from the Fund (to the extent of its current and accumulated "earnings and profits") generally would be eligible for the corporate dividends-received deduction for corporate shareholders.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Funds do not have an obligation to place orders with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Most transactions will be effected on a net cost basis through brokers who make markets in the stock being purchased or sold. Subject to policies established by the Trustees, the Adviser is responsible for placing the orders to execute transactions for the Funds. In placing orders, it is the policy of the Funds to seek to obtain the best execution taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, the firm's risk in positioning the securities involved, the Adviser's past experience in placing orders through the firm, and the firm's research capabilities. While the Adviser generally seeks reasonably competitive spreads, the Funds will not necessarily be paying the lowest spread available for a particular transaction. Subject to policies established by the Board of Trustees, however, the Adviser may cause a Fund to pay a broker-dealer a commission in excess of the amount of commission another broker-dealer would have charged if the Adviser determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer.

For the fiscal years ended March 31, 2001, 2002 and 2003, the Bjurman, Barry Micro-Cap Growth Fund incurred total brokerage commissions of $496,784, $569,117 and $1,164,230, respectively. For the fiscal years ended March 31, 2002 and 2003, the Bjurman, Barry All Cap Growth Fund incurred total brokerage commissions of $34,813 and $48,122, respectively. Due to the rapid growth of the Micro-Cap Growth Fund's assets from the fiscal year ended March 31, 2000 to the fiscal year ended March 31, 2003, its trade volume, and therefore the amount of brokerage commissions paid, significantly increased from prior years. All commissions paid are reviewed quarterly by the Board of Trustees of the Trust.

The Funds and the Adviser may direct portfolio transactions to persons or firms because of research and investment services provided by such persons or firms if the commissions or spreads on the transactions are reasonable in relation to the value of the investment information provided. Among such research and investment services are those that brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on companies and industries. Such research provides lawful and appropriate assistance to the Adviser in the performance of its investment decision-making responsibilities. The Adviser may use these services in connection with all of its investment activities, and some services obtained in connection with the Funds' transactions may be used in connection with other investment advisory clients of the Adviser, including other mutual funds and other series of the Trust. During the fiscal year ended March 31, 2003, the amount of brokerage transactions and related commissions for the Bjurman, Barry Micro-Cap Growth
Fund and the Bjurman, Barry All Cap Growth Fund directed to brokers due to research services provided were $120,807 and $11,325, respectively.

The Funds may invest in securities that are traded exclusively in the over-the-counter market. The Funds may also purchase securities listed on a national securities exchange through the "third market" (i.e., through markets other than the exchanges on which the securities are listed). When executing transactions in the over-the-counter market or the third market, the Adviser will seek to execute transactions through brokers or dealers that, in the Adviser's opinion, will provide the best overall price and execution so that the resultant price to the Fund for which the trade is being executed is as favorable as possible under prevailing market conditions.

It is not the Funds' practice to allocate brokerage or principal business on the basis of sales of its shares that may be made through brokers or dealers. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Funds to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

It is possible that purchases or sales of securities for a Fund also may be considered for other clients of the Adviser or its affiliates, including the other series of the Trust. Any transactions in such securities at or about the same time will be allocated among the Fund(s) and such other clients in a manner deemed equitable to all by the Adviser, taking into account the respective sizes of the Fund(s) and the other clients' accounts, and the amount of securities to be purchased or sold. It is recognized that it is possible that in some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Fund(s) is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower commissions will be beneficial to the Fund(s).

REDEMPTION IN KIND. Under unusual circumstances, when the Board of Trustees deems it in the best interests of a Fund's shareholders, a Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken as current value. If any such redemption in kind is to be made, the Fund intends to make an election pursuant to Rule 18f-1 under the Investment Company Act of 1940. This election will require the Fund to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Fund during any 90 day period for any one shareholder. Should payment be made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities which are issued in an in-kind redemption will be readily marketable.

CODE OF ETHICS. The Trust, the Adviser and the Distributor have each adopted a Code of Ethics under Rule 17j-1 of the 1940 act that permits Fund personnel to invest in securities for their own accounts. The Codes of Ethics adopted by the Trust, the Adviser and the Distributor are on public file with, and are available from, the SEC.

PROXY VOTING POLICIES. The Adviser has adopted proxy voting recommendations on issues involving board of directors, proxy contest defenses, auditors, tender offer defenses, miscellaneous governance provisions, capital structure, executive and director compensation, mergers and corporate restructuring, mutual fund proxies and social and environmental issues.
The Adviser's proxy voting policy does not demonstrate a conflict of interest regarding clients' best interests since votes are in accordance with a pre-determined policy based upon the recommendations of an independent third party.

The proxy voting guidelines are not exhaustive and do not include all potential voting issues. Because proxy issues and the circumstances of individual companies are so varied, there may be instances when the Adviser may not vote in strict adherence to these guidelines. Regardless of these guidelines, the Adviser will always attempt to vote consistent with specific investment objectives and policies of the Funds.

                             PERFORMANCE INFORMATION

From time to time, the Funds may advertise certain information about their performance. Each Fund may include its yield and total return in reports to shareholders or prospective investors. Quotations of yield for a Fund will be based on all investment income per share during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula which is prescribed by the SEC:

                       YIELD = 2 [( (a - b)/cd + 1)^6 - 1]

Where:    a = dividends and interest earned during the period;
          b = expenses accrued for the period (net of reimbursements);
          c = the average daily number of shares of a Fund outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of one, five and ten years (up to the life of such Fund), calculated pursuant to the following formula which is prescribed by the SEC:

          P(1+T)^n = ERV

Where:    P = a hypothetical initial investment of $1,000;
          T = average annual total return
          n = the number of years; and
          ERV = the ending redeemable value of a hypothetical $1,000 investment made at the beginning of the period.

Such total return figures show the average annual percentage change in value of an investment in such Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of such Fund's shares and assume that any income dividends and/or capital gains distributions made by that Fund during the period were reinvested in shares of such Fund. When considering "average" total return figures for periods longer than one year, it is important to note that a Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period.

Quotations of average annual total return after taxes on distributions and of average annual total return after taxes on distributions and redemptions will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund (after accounting for the payment of taxes on distributions and the payment of taxes on distributions and redemptions, respectively) over periods of one, five and ten years (up to the life of such
Fund).

Average annual total return after taxes on distributions is calculated pursuant to the following formula, which is prescribed by the SEC:

          P(1+T)^n=ATV
                      D

Where:    P = a hypothetical initial payment of $1,000.
          T = average annual total return (after taxes on distributions).
          n = number of years.
          ATV  = ending value of a hypothetical $1,000 payment made at the
             D beginning of the 1-, 5-, or 10-year periods at the end of such periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption.

Average annual total return after taxes on distributions and redemption is calculated pursuant to the following formula, which is prescribed by the SEC:

          P(1+T)^n=ATV
                      DR

Where:    P = a hypothetical initial payment of $1,000.
          T = average annual total return (after taxes on distributions and redemption).
          n = number of years.
          ATV   = ending value of a hypothetical $1,000 payment made at the
             DR beginning of the 1-, 5-, or 10-year periods at the end of such periods (or fractional portion), after taxes on fund distributions and redemption.

All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Bjurman, Barry Funds' average annual total returns, average annual total returns after taxes on distributions and average annual total returns after taxes on distributions and redemptions for the period ended March 31, 2003 are as follows:

                                                                                 Since
                                         1 Year       3 Years      5 Years    Inception(1)
                                         ------       -------      -------    ------------
BJURMAN, BARRY MICRO-CAP GROWTH FUND
Return Before Taxes                      -20.91%        1.25%       15.96%       23.59%
Return After Taxes on Distribution(2)    -20.91%        0.40%       15.32%       23.02%
Return After Taxes on Distributions
And Sale of Fund Shares(3)               -13.59%        0.60%       13.11%       20.14%

                                                        Since
                                         1 Year      Inception(1)
                                         ------      ------------
BJURMAN, BARRY ALL CAP GROWTH FUND
Return Before Taxes                      -29.02%       -17.70%
Return After Taxes on Distribution(2)    -29.02%       -17.70%
Return After Taxes on Distributions
And Sale of Fund Shares                  -17.82%       -13.92%

(1) The Bjurman, Barry Micro-Cap Growth Fund commenced operations on March 31, 1997. The Bjurman, Barry All Cap Growth Fund commenced operations on June 6, 2001.
(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown above. After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
(3) When the "Return After Taxes on Distributions and Sale of Fund Shares" is higher, it is because of realized losses. If a capital loss occurs upon the redemption of the Fund's shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.

                                OTHER INFORMATION

PURCHASE AND REDEMPTION ORDERS
Approved brokers for the Funds are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf.

LIMITATIONS ON TRUSTEES' LIABILITY
The Trust Instrument provides that a Trustee shall be personally liable only to the Trust for any act, omission or obligation of the Trust or Trustee. A Trustee will not be liable for any act or omission of any officer, employee, agent or investment adviser of the Trust. The Trust Instrument also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Trust Instrument that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Trust Instrument shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. All Trustees' liability is further subject to the limitations imposed by the 1940 Act.

INDEPENDENT AUDITORS
Deloitte & Touche LLP, 350 South Grand Ave., Suite 200, Los Angeles, California, 90071-3462, has been selected as the independent accountants for the Funds. Deloitte & Touche LLP provides audit and tax services. The books of the Funds will be audited at least once a year by Deloitte & Touche LLP.

REPORTS TO SHAREHOLDERS
Shareholders will receive unaudited semi-annual reports describing the Funds' investment operations and annual financial statements audited by the Funds' independent accountants. Inquiries regarding the Funds may be directed to Integrated Fund Services, Inc. at 1-800-227-7264.

                              FINANCIAL STATEMENTS

The Bjurman, Barry Funds' audited annual financial statements, including the notes thereto, dated March 31, 2003, are incorporated by reference from the Funds' March 31, 2003 Annual Report to Shareholders.